5. Property and Equipment (Details) (Sept 2020) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Property and equipment	$ 517,689	$ 402,243	$ 71,472
Less: accumulated depreciation	(89,521)	(50,850)	(16,407)
Total fixed assets	181,353	351,393	55,065
Gym equipment [Member]
Property and equipment	170,500	163,147	0
Cages [Member]
Property and equipment	124,025	124,025	46,025
Event Assets [Member]
Property and equipment	93,121	61,319	8,987
Furniture and Fixtures [Member]
Property and equipment	2,500	0
Production Equipment [Member]
Property and equipment	30,697	30,697	0
Electronics Hardware and Software [Member]
Property and equipment	31,254	11,845	6,960
Trucks, trailers and vehicles [Member]
Property and equipment	$ 65,592	$ 11,210	$ 9,500